Cover Page	Nov. 11, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Nov. 11, 2019
Entity Registrant Name	UGI Corp
Entity Central Index Key	0000884614
Amendment Flag	true
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, Address Line One	460 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	337-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On November 12, 2019, UGI Corporation (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission that included as an exhibit presentation materials relating to financial results for the fiscal quarter and year ended September 30, 2019 (the “Presentation Materials”). This amended Current Report on Form 8-K (the “Amended Current Report”) supplements the Presentation Materials by adding a slide relating to the Company’s expected capital expenditures for the fiscal year ending September 30, 2020. The new slide appears in the appendix of the Presentation Materials, which are included in full as Exhibit 99.2 to this Amended Current Report and incorporated by reference in Item 7.01 below. No other changes have been made to the Form 8-K.